MFA 2022-INV3 Trust ABS-15G

Exhibit 99.02

Overall Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance	% of Mortgage Loans (by aggregate original principal balance)	Unpaid Principal Balance	% of Mortgage Loans (by aggregate unpaid principal balance)
A	948	94.23%	$ 222,123,323.00	94.17%	$ 221,524,278.73	94.26%
B	53	5.27%	$ 11,090,756.00	4.70%	$ 10,845,219.18	4.61%
C	5	0.50%	$ 2,662,760.00	1.13%	$ 2,634,733.13	1.12%
D	0	0.00%	$-	0.00%	$-	0.00%
Totals	1006		$ 235,876,839.00		$ 235,004,231.04

Credit Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance	% of Mortgage Loans (by aggregate original principal balance)	Unpaid Principal Balance	% of Mortgage Loans (by aggregate unpaid principal balance)
A	953	94.73%	$ 224,879,683.00	95.34%	$ 224,140,842.69	95.38%
B	53	5.27%	$ 10,997,156.00	4.66%	$ 10,863,388.35	4.62%
C	0	0.00%	$-	0.00%	$-	0.00%
D	0	0.00%	$-	0.00%	$-	0.00%
Totals	1006		$ 235,876,839.00		$ 235,004,231.04

Valuation Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance	% of Mortgage Loans (by aggregate original principal balance)	Unpaid Principal Balance	% of Mortgage Loans (by aggregate unpaid principal balance)
A	1000	99.40%	$ 232,925,679.00	98.75%	$ 232,198,373.96	98.81%
B	1	0.10%	$ 288,400.00	0.12%	$ 171,123.95	0.07%
C	5	0.50%	$ 2,662,760.00	1.13%	$ 2,634,733.13	1.12%
D	0	0.00%	$-	0.00%	$-	0.00%
Totals	1006		$ 235,876,839.00		$ 235,004,231.04